Exhibit 99.5

Rebuttal Findings 09.20.2023 Seller: Deal ID: Total Loan Count: 778 Loans by Grade in Population Trade Summary Loan Grade Count Percentage Loan Status Count Percentage 1 715 91.90% Review Complete 770 98.97% 2 57 7.33% In Rebuttal 8 1.03% 3 6 0.77% Finding Status Final Finding Grade Initial Findings Grade Count Rebuttal Received Responses Given Open Resolved UpHeld Void 3 4 2 1 3 67 12 12 4 8 0 0 3 0 55 9 2 2 1 1 2 0 0 0 0 0 2 0 1 1488 0 1 1487 0 0 1 3 0 0 1485 Initial Finding Grade Final Finding Grade Exceptions Count 3 4 2 3 4 2 Compliance 11 6 0 2 6 0 2 Security Instrument—Inaccurate 6 3 0 0 6 0 0 ROR—Not Executed 1 1 0 0 0 0 0 State Testing—Prohibited Fees 1 0 0 1 0 0 1 State Testing—Interest Rate 1 0 0 1 0 0 1 Rescission Test 1 1 0 0 0 0 0 Security Instrument—Incomplete 1 1 0 0 0 0 0

Rebuttal Findings 09.20.2023 Seller: Deal ID: Total Loan Count: 778 Credit 61 61 0 0 0 0 55 Program Parameters—Purchase Date 51 51 0 0 0 0 51 Program Parameters—Adjusted Collateral Value 9 9 0 0 0 0 4 No Credit Finding 1 1 0 0 0 0 0 Copyright 2023, Digital Risk, LLC. - Internal & Confidential - Do Not Duplicate Run: 9/18/2023 5:53:52 PM Report: /Digital Risk Transaction Management/Due Diligence/Standard Due Diligence Reports/DD Standard - Rebuttal Findings Repo